SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Jan. 27, 2023	May 20, 2022	Dec. 31, 2021	Apr. 02, 2022	Mar. 31, 2022	Mar. 24, 2022
Subsequent Event [Line Items]
Aggregate amount						$ 224,634,031
Number of shares sold			22,524
Warrant Outstanding			$ 1,573,098
Share price					$ 3.98
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount				$ 3,000,000
Principal amount		$ 6,015,000
Purchase Price		5,000,000
Original issue discount		1,000,000
Legal fees		15,000
Payment made for parties		$ 300,000
Term		24 months
Monitoring fee, percentage		0.833%
Subsequent Event [Member] | Concurrent Private Placement [Member]
Subsequent Event [Line Items]
Number of shares sold	4,796,206
Warrant Outstanding	$ 4,796,206
Share price	$ 1.75
Warrants exercise price	$ 2.00
Expiration period	5 years 6 months
Gross proceeds	$ 8,400,000
Net proceeds costs	$ 7,655,974
Subsequent Event [Member] | Secured Note [Member]
Subsequent Event [Line Items]
Purchase Price		$ 4,700,000